Income Taxes	12 Months Ended
Dec. 31, 2020
10. Income Taxes
Income Taxes

9. INCOME TAXES

The income tax provision, for the years ended December 31, differs from that computed using the enacted combined Canadian federal and provincial statutory income tax rate for the following reasons:

millions of Canadian dollars	2020	2019
Income before provision for income taxes	$1,325	$771
Statutory income tax rate	29.5%	31%
Income taxes, at statutory income tax rate	391	239
Additional impact from the sale of Emera Maine	102	-
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities	(48)	(66)
Foreign tax rate variance	(45)	(49)
Amortization of deferred income tax regulatory liabilities	(44)	(36)
Tax effect of equity earnings	(15)	(15)
Other	-	(12)
Income tax expense	$341	$61
Effective income tax rate	26%	8%

The increase in the effective income tax rate was primarily due to the sale of Emera Maine.

On March 10, 2020, Bill 243 of the Nova Scotia Financial Measures (2020) Act ("the Financial Measures Act") was enacted, which included a reduction in the Nova Scotia provincial corporate income tax rate from 16 per cent to 14 per cent. As a result, the Company's combined Canadian federal and provincial statutory income tax rate was reduced from 31 per cent to 29.5 per cent for 2020 and further reduced to 29 per cent for subsequent years.

As a result of this, the Company, in Q1 2020, was required to revalue certain of its Canadian deferred income tax assets and liabilities based on the new tax rates. The Company recorded a reduction of $52 million to its net deferred income tax liabilities and an offsetting reduction to its net deferred income tax regulatory asset, as the benefit of lower net deferred income tax liabilities is expected to be returned to customers in future years. The Company also recognized a $12 million income tax expense in Q1 2020 as a result of the revaluation of certain net deferred income tax assets.

On March 25, 2020, Bill C-13, the Canadian COVID-19 Emergency Response Act (“the COVID-19 Act”) was enacted, guaranteeing rapid implementation and administration of measures to protect Canadians’ health and safety, and stabilize the economy. In addition, the Government of Canada announced the opportunity for businesses to defer certain tax payments. There have been no material impacts to Emera’s financial position from the COVID-19 Act or the Government of Canada’s announcements.

On March 27, 2020, the United States Coronavirus Aid, Relief, and Economic Security (CARES) Act (“the CARES Act”) was signed into law. The CARES Act includes several business provisions including deferral of employer payroll taxes, an employee retention payroll tax credit, temporary changes to business interest expense disallowance rules, changes to net operating loss carryback and limitation rules and corporate alternative minimum tax (“AMT”) relief. Under the new AMT provisions, companies can accelerate the refund of AMT credit carryforwards. As a result, in Q1 2020, the Company reclassified $77 million of AMT credit carryforwards from deferred income tax assets to receivables and other current assets. The Company received $145 million of refundable AMT credit carryforwards in Q4 2020. The Company has not had any other material impacts from the CARES Act.

The following table reflects the composition of taxes on income from continuing operations presented in the Consolidated Statements of Income for the years ended December 31:

millions of Canadian dollars	2020	2019
Current income taxes
Canada	$18	$(19)
United States	(58)	(46)
Other	-	1
Deferred income taxes
Canada	20	45
United States	426	137
Other	(9)	-
Investment tax credits
United States	(10)	(9)
Operating loss carryforwards
Canada	(46)	(48)
Income tax expense	$341	$61

The following table reflects the composition of income before provision for income taxes presented in the Consolidated Statements of Income for the years ended December 31:

millions of Canadian dollars	2020	2019
Canada	$176	$98
United States	1,142	682
Other	7	(9)
Income before provision for income taxes	$1,325	$771

The deferred income tax assets and liabilities presented in the Consolidated Balance Sheets as at December 31 consisted of the following:

millions of Canadian dollars	2020	2019
Deferred income tax assets:
Tax loss carryforwards	$724	$908
Tax credit carryforwards	319	311
Regulatory liabilities - cost of removal	184	195
Derivative instruments	108	145
Other	375	413
Total deferred income tax assets before valuation allowance	1,710	1,972
Valuation allowance	(202)	(193)
Total deferred income tax assets after valuation allowance	$1,508	$1,779
Deferred income tax (liabilities):
Property, plant and equipment	$(2,450)	$(2,382)
Derivative instruments	(93)	(148)
Other	(385)	(348)
Total deferred income tax liabilities	$(2,928)	$(2,878)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets	$209	$186
Long-term deferred income tax liabilities	(1,629)	(1,285)
Net deferred income tax liabilities	$(1,420)	$(1,099)

Considering all evidence regarding the utilization of the Company’s deferred income tax assets, it has been determined that Emera is more likely than not to realize all recorded deferred income tax assets, except for certain loss carryforwards and unrealized capital losses on investments. A valuation allowance of $202 million has been recorded as at December 31, 2020 (2019 - $193 million) related to the loss carryforwards and investments.

The Company intends to indefinitely reinvest earnings from certain foreign operations. Accordingly, $2.7 billion as at December 31, 2020 (2019 - $1.9 billion) in cumulative temporary differences for which deferred taxes might otherwise be required, have not been recognized. It is impractical to estimate the amount of income and withholding tax that might be payable if a reversal of temporary differences occurred.

Emera’s net operating loss (“NOL”), capital loss and tax credit carryforwards and their expiration periods as at December 31, 2020 consisted of the following:

	Gross Tax	Unrecognized	Net Tax	Expiration
millions of Canadian dollars	Carryforwards	Amounts	Carryforwards	Period
Canada
NOL	$1,370	$(619)	$751	2027 - 2040
Capital loss	61	(61)	-	Indefinite
United States
Federal NOL	$1,412	$-	$1,412	2030 - 2040
State NOL	563	-	563	2032 - 2040
Tax credit	319	-	319	2025 - 2040
Other
NOL	$39	$(39)	$-	2021 - 2027

The following table provides details of the change in unrecognized tax benefits for the years ended December 31 as follows:

millions of Canadian dollars	2020	2019
Balance, January 1	$29	$26
Increases due to tax positions related to current year	1	2
Increases due to tax positions related to a prior year	2	1
Decreases due to tax positions related to a prior year	(2)	-
Balance, December 31	$30	$29

The total amount of unrecognized tax benefits as at December 31, 2020 was $30 million (2019 - $29 million), which would affect the effective tax rate if recognized. The total amount of accrued interest with respect to unrecognized tax benefits was $6 million (2019 - $5 million) with $1 million of interest expense recognized in the Consolidated Statements of Income (2019 - $1 million). No penalties have been accrued. The balance of unrecognized tax benefits could change in the next 12 months as a result of resolving Canada Revenue Agency (“CRA”) and Internal Revenue Service audits. A reasonable estimate of any change cannot be made at this time.

NSPI and the CRA are currently in a dispute with respect to the timing of certain tax deductions for

NSPI’s 2006 through 2010 taxation years. The ultimate permissibility of the tax deductions is not in dispute; rather, it is the timing of those deductions. The cumulative net amount in dispute to date is $62 million, including interest. NSPI has prepaid $23 million of the amount in dispute, as required by CRA.

On November 29, 2019, NSPI filed a Notice of Appeal with the Tax Court of Canada with respect to its dispute. Should NSPI be successful in defending its position, all payments including applicable interest will be refunded. If NSPI is unsuccessful in defending any portion of its position, the resulting taxes and applicable interest will be deducted from amounts previously paid, with the excess, if any, owing to CRA.

The related tax deductions will be available in subsequent years.

Should NSPI be similarly reassessed by the CRA for years not currently in dispute, further payments will be required; however, the ultimate permissibility of these deductions would be similarly not in dispute.

NSPI and its advisors believe that NSPI has reported its tax position appropriately. NSPI continues to assess its options to resolving the dispute; however, the outcome of the Appeal process is not determinable at this time.

Emera files a Canadian federal income tax return, which includes its Nova Scotia and New Brunswick provincial income tax. Emera’s subsidiaries file Canadian, US, Barbados, St. Lucia and Dominica income tax returns. As at December 31, 2020, the Company’s tax years still open to examination by taxing authorities include 2005 and subsequent years.